Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 319,156	$ 295,896
Interest-bearing deposits in banks	306,568	1,066,230
Total cash and cash equivalents	625,724	1,362,126
Securities available for sale, at fair value	4,590,062	3,446,097
Securities held to maturity (fair values of $227,964 and $89,932, respectively)	227,318	89,216
Mortgage loans held for sale, at fair value	134,916	157,041
Loans, net of unearned income	20,078,181	15,064,971
Allowance for loan losses	(140,891)	(144,719)
Loans, net	19,937,290	14,920,252
Premises and equipment, net	331,413	306,373
Goodwill	1,188,902	726,856
Other intangible assets	88,562	32,967
Other assets	779,942	618,262
Total Assets	27,904,129	21,659,190
Deposits:
Non-interest-bearing	6,209,925	4,928,878
Interest-bearing	15,256,792	12,479,405
Total deposits	21,466,717	17,408,283
Short-term borrowings	991,297	509,136
Long-term debt	1,495,835	628,953
Other liabilities	253,489	173,124
Total Liabilities	24,207,338	18,719,496
Shareholders’ Equity
Carrying Amount	132,097	132,097
Common stock, $1 par value - 100,000,000 shares authorized; 53,872,272 and 44,795,386 shares issued and outstanding, respectively	53,872	44,795
Additional paid-in capital	2,787,484	2,084,446
Retained earnings	769,226	704,391
Accumulated other comprehensive income (loss)	(45,888)	(26,035)
Total Shareholders’ Equity	3,696,791	2,939,694
Total Liabilities and Shareholders’ Equity	$ 27,904,129	$ 21,659,190